Finance income and finance expenses (Tables)	6 Months Ended
Jun. 30, 2026
Finance income and finance expenses
Schedule of Finance income and finance expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Interest income under the effective interest method on:
- Debt securities - at amortised cost	696	587	341	312
- Debt securities - at FVOCI	37	34	19	18
- Loans receivable	17	26	7	11
- Bank deposits	100	251	44	69
Total interest income arising from financial assets	850	898	411	410
Dividend income:
- Equity securities at FVTPL	251	408	149	146
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	—	182	—	(373)
Net foreign exchange gain	—	1,613	—	1,019
Finance income ‑ other	251	2,203	149	792
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	(15)	—	15	—
Interest expense	(39)	(44)	(17)	(26)
Bank charges	(174)	(176)	(89)	(92)
Net foreign exchange loss	(2,496)	—	(1,004)	—
Finance expenses	(2,724)	(220)	(1,095)	(118)
Total	(1,623)	2,881	(535)	1,084